Warrants - Weighted Average Assumption of Fair Value of Equity Classified Warrants (Detail)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Class of Warrant or Right [Line Items]
Dividend yield	0.00%
Common Stock Warrant [Member]
Class of Warrant or Right [Line Items]
Dividend yield		0.00%
Expected volatility		80.00%
Risk-free rate of return		2.00%
Expected term (years)		10 years